Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease Liabilities.
Lease liability at beginning of period	$ 13,533	$ 9,607
Recognition of liability	59,861	13,710
Lease payments	(12,111)	(8,582)
Derecognition	(1,757)	(2,557)
Accretion	3,624
Foreign exchange	(66)
Accretion - G&A		759
Accretion - E&E		596
Lease liability at end of period	63,084	13,533
Lease liability
Current lease liabilities	15,751	6,303
Long-term lease liabilities	47,333	7,230
Total lease liabilities	$ 63,084	$ 13,533